OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER RECEIVABLES	OTHER RECEIVABLES

	As of December 31,
	2024	2023
Current
Tax credit - VAT	4,139	2,124
Income tax credits	9,216	6,956
Tax credit - Knowledge Law (note 3.7.1.1)	1,746	7,354
Other tax credits	2,549	1,815
Advances to suppliers	2,791	2,094
Prepaid expenses	24,992	26,934
Other	8,506	7,509
TOTAL	53,939	54,786

Non-current
Income tax credits	30,320	13,210
Guarantee deposits	7,417	7,558
Prepaid expenses	1,760	1,982
Tax credit - VAT	—	1,013
Other tax credits	347	306
Other	940	2,406
TOTAL	40,784	26,475